Acquisitions and Other Transactions - Other acquisitions (Details) $ / shares in Units, $ in Thousands, $ in Millions, $ in Millions																										1 Months Ended		3 Months Ended		6 Months Ended
	Aug. 13, 2024 USD ($) shares	Jul. 31, 2024 D	Jul. 15, 2024 USD ($) item oz	Jul. 12, 2024 USD ($)	Jul. 12, 2024 $ / shares	Jun. 26, 2024 USD ($)	Jun. 26, 2024 CAD ($)	Jun. 19, 2024 USD ($)	May 13, 2024 USD ($)	Apr. 19, 2024 USD ($)	Apr. 15, 2024 USD ($) shares	Apr. 15, 2024 CAD ($) $ / shares shares	Apr. 01, 2024 USD ($)	Apr. 01, 2024 AUD ($)	Mar. 30, 2024	Mar. 29, 2024	Mar. 27, 2024 USD ($) oz	Mar. 26, 2024	Mar. 21, 2024 USD ($)	Jan. 19, 2024 USD ($)	Jan. 03, 2024 USD ($)	Jan. 02, 2024 USD ($)	Dec. 18, 2023 USD ($)	Dec. 18, 2023 CAD ($)	Jul. 18, 2022	Nov. 30, 2023 USD ($)	Aug. 31, 2023 $ / oz	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Apr. 18, 2024	Jan. 29, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about business combination [line items]
Payments to acquire gross production royalty																			$ 8,500
Non-Current																												$ 75,700		$ 75,700				$ 24,800
Amount advances																							$ 18,700	$ 25.0						83,500
Proceeds from sale of royalty interests																														11,200	$ 7,000
Loans receivable
Disclosure of detailed information about business combination [line items]
Amount advances																														0
EMX Royalty Corporation
Disclosure of detailed information about business combination [line items]
Interest rate basis								P3M
Prepayment that can be made out of principal amount outstanding without penalty								$ 10,000
EMX Royalty Corporation | Loans receivable
Disclosure of detailed information about business combination [line items]
Notional amount								$ 35,000
SolGold Term Loan
Disclosure of detailed information about business combination [line items]
Notional amount									$ 10,000
Interest rate									12.00%
Skeena Convertible Debenture
Disclosure of detailed information about business combination [line items]
Amount repaid						$ 18,900	$ 25.9
Yanacocha Gold Mine | Acquisition of Royalties
Disclosure of detailed information about business combination [line items]
Number of common shares | shares	118,534
Period prior to closing for contingent consideration payable | D		20
Percentage of NSR on existing royalty	1.80%
Contingent consideration recognised as of acquisition date	$ 15,000
Total contributions made	$ 210,000
SolGold | Acquisition of gold stream
Disclosure of detailed information about business combination [line items]
Buy back percentage of net smelter return			15.00%
Maximum contribution towards acquisition			$ 750,000
Pre- construction funding			$ 100,000
Number of payments for pre- construction funding | item			3
Number of additional staged deposits payable | item			2
Amount payable towards construction			$ 650,000
Percentage of gold produced to be delivered until the threshold is met			14.00%
Deliveries of ounces of gold | oz			525,000
Percentage of gold produced for the remaining mine life			8.40%
Percentage of spot gold price receivable			20.00%
Period for completion under option to buy-down			5 years
Terms of arrangement of joint acquisitions (years)			3 years
SolGold | Osisko | Acquisition of gold stream
Disclosure of detailed information about business combination [line items]
Ownership percentage			30.00%
Maximum contribution towards acquisition			$ 225,000
Pre- construction funding			30,000
Amount payable towards construction			$ 195,000
SolGold | Change in control within three years from closing | Acquisition of gold stream
Disclosure of detailed information about business combination [line items]
Period for completion under option to buy-down			3 years
Option to buy back of NSR (as a percent)			50.00%
SolGold | Change in control within two years from closing | Acquisition of gold stream
Disclosure of detailed information about business combination [line items]
Period for completion under option to buy-down			2 years
Option to buy back of NSR (as a percent)			33.33%
SolGold | Franco-Nevada (Barbados) Corporation | Acquisition of gold stream
Disclosure of detailed information about business combination [line items]
Ownership percentage			70.00%
Maximum contribution towards acquisition			$ 525,000
Pre- construction funding			70,000
Upfront deposit			23,400
Amount payable upon completion of development milestone deposit			23,300
Amount payable towards construction			$ 455,000
Scottie Resources Corp.
Disclosure of detailed information about business combination [line items]
Percentage of gross production royalty acquired											2.00%	2.00%
Payments to acquire gross production royalty											$ 5,900	$ 8.1
Number of shares acquired | shares											5,422,994	5,422,994
Price per share | $ / shares												$ 0.18
Payments to acquire equity investment designated at FVTOCI											$ 700	$ 1.0
Sgula Royalty - Cte d'Ivoire
Disclosure of detailed information about business combination [line items]
Buy back percentage of net smelter return															0.60%
Percentage of NSR															0.60%	1.20%
Proceeds from sale of interest													$ 6,500	$ 10
Condestable Gold and Silver Stream Acquisition, Peru
Disclosure of detailed information about business combination [line items]
Additional up-front deposit																	$ 10,000
Total combined deposit																	$ 175,000
Condestable Gold and Silver Stream Acquisition, Peru Variable Phase 1 Deliveries of Stream
Disclosure of detailed information about business combination [line items]
Percentage of gold and silver contained in concentrate receivable																	63.00%
Maximum ounces of gold receivable | oz																	87,600
Maximum ounces of silver receivable | oz																	2,910,000
Condestable Gold and Silver Stream Acquisition, Peru, Fixed Phase 2 Deliveries of Stream
Disclosure of detailed information about business combination [line items]
Percentage of gold and silver contained in concentrate receivable																	37.50%	25.00%
Caserones Royalty, Chile
Disclosure of detailed information about business combination [line items]
Percentage of NSR																				0.517%
Proceeds from sale of royalty interests																				$ 4,700
Royalty on Pascua-Lama Mine - Chile
Disclosure of detailed information about business combination [line items]
Payments to acquire gross production royalty																					$ 6,700
Gold price per ounce | $ / oz																											800
Percentage of NSR (Gold)																					2.941%
Percentage of NSR (Copper)																					0.588%
Natural Gas Royalty Interests in Haynesville
Disclosure of detailed information about business combination [line items]
Payments to acquire gross production royalty																						$ 112,500				$ 12,500
Purchase price																						$ 125,000
Mineral Rights With Continental Resources Inc
Disclosure of detailed information about business combination [line items]
Cumulative Investment In Royalty Acquisition Venture																												469,300		469,300
Total cumulative investment																												50,700		50,700
Total contributions made																												$ 5,300	$ 3,500	$ 19,100	$ 5,900
G Mining Ventures Corp, Tocantinzinho Project, Brazil
Disclosure of detailed information about business combination [line items]
Notional amount										$ 33,000																							$ 42,000
Term of the loan																									6 years
Applicable margin																									5.75%
G Mining Ventures Corp, Tocantinzinho Project, Brazil | Major Acquisitions
Disclosure of detailed information about business combination [line items]
Total cost of shares acquired				$ 25,000
Price per share | $ / shares					$ 2.279
G Mining Ventures Corp, Tocantinzinho Project, Brazil | G Mining Ventures Term Loan
Disclosure of detailed information about business combination [line items]
Notional amount										33,000																							$ 42,000
Amount advances										$ 75,000
Term of the loan										6 years
Applicable margin										4.75%																						5.75%